SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Cash, Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Cash and cash equivalents	$ 169,567	$ 110,900
Restricted cash - long-term	411	1,161
Total cash, cash equivalents, and restricted cash	$ 169,978	$ 112,061	$ 29,327